ACQUISITION OF ADVANGELISTS, LLC (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Allocation of purchase price

$9,500,000 Promissory note	$9,500,000
Cash	500,000
Mobiquity Technologies, Inc. warrants	3,844,444
Gopher Protocol Inc. common stock	6,155,556
Total amount transferred	$20,000,000

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Financial assets:
Cash and cash equivalents	$216,799
Accounts receivable, net	2,679,698
Property and equipment, net	20,335
Intangible assets (a)	10,000,000
Accounts payable and accrued liabilities	(2,871,673)
Purchase price expensed	9,954,841
Total amount identifiable assets and liabilities	$20,000,000

Schedule of intangible assets

	Useful Lives	September 30, 2021	December 31, 2020

Customer relationships	5 years	$3,003,676	$3,003,676
ATOS Platform	5 years	6,000,000	6,000,000
		9,003,676	9,003,676
Less accumulated amortization		(4,706,473)	(3,355,922)
Net carrying value		$4,297,203	$5,647,754

Future accumulated amortization schedule

2021	$450,185
2022	$1,800,736
2023	$1,800,736
2024	$245,546
Thereafter	$–